Pension and Post-Retirement and Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2016
Change in Projected Benefit Obligation and Change in Plan Assets

	Pension Benefits		Post-Retirement and Post-Employment Benefits
Year ended December 31 (millions of dollars)	2016	2015	2016	2015
Change in projected benefit obligation
Projected benefit obligation, beginning of year	7,683	7,535	1,591	1,582
Current service cost	144	146	41	43
Employee contributions	45	40	—	—
Interest cost	308	302	66	64
Benefits paid	(354)	(334)	(43)	(47)
Net actuarial loss (gain)	(52)	(6)	14	(27)
Change due to Hydro One Brampton spin-off	—	—	—	(5)
Change due to Hydro One Telecom spin-off	—	—	—	(19)
Change due to employees transfer	—	—	7	—

Projected benefit obligation, end of year	7,774	7,683	1,676	1,591

Change in plan assets
Fair value of plan assets, beginning of year	6,731	6,299	—	—
Actual return on plan assets	370	582	—	—
Benefits paid	(354)	(334)	(43)	(47)
Employer contributions	108	177	43	47
Employee contributions	45	40	—	—
Administrative expenses	(26)	(33)	—	—

Fair value of plan assets, end of year	6,874	6,731	—	—

Unfunded status	900	952	1,676	1,591

Schedule of Benefit Obligations and Plan Assets

Hydro One presents its benefit obligations and plan assets net on its Consolidated Balance Sheets as follows:

	Pension Benefits			Post-Retirement and Post-Employment Benefits
December 31 (millions of dollars)	2016		2015	2016		2015
Other assets	1	[1]	—	—		—
Accrued liabilities	—		—	55		50
Pension benefit liability	900		952	—		—
Post-retirement and post-employment benefit liability	—		—	1,628	[2]	1,541

Net unfunded status	899		952	1,683		1,591

[1]	Represents the funded status of Great Lakes Power’s defined benefit pension plan.
[2]	Includes $7 million (2015 – $nil) relating to Great Lakes Power’s post-employment benefit plans.

Schedule of Projected Benefit Obligation (PBO), Accumulated Benefit Obligation (ABO) and Fair Value of Plan Assets

The following table provides the projected benefit obligation (PBO), accumulated benefit obligation (ABO) and fair value of plan assets for the Pension Plan:

December 31 (millions of dollars)	2016	2015
PBO	7,774	7,683
ABO	7,094	7,020
Fair value of plan assets	6,874	6,731

Schedule of Weighted Average Assumptions Used to Determine Benefit Obligations

The following weighted average assumptions were used to determine the benefit obligations at December 31, 2016 and 2015:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
Year ended December 31	2016	2015	2016	2015
Significant assumptions:
Weighted average discount rate	3.90%	4.00%	3.90%	4.10%
Rate of compensation scale escalation (long-term)	2.50%	2.50%	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%	2.00%	2.00%
Rate of increase in health care cost trends[1]	—	—	4.36%	4.36%

[1]	6.25% per annum in 2017, grading down to 4.36% per annum in and after 2031 (2015 – 6.38% in 2016, grading down to 4.36% per annum in and after 2031).

Schedule of Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs

The following weighted average assumptions were used to determine the net periodic benefit costs for the years ended December 31, 2016 and 2015. Assumptions used to determine current year-end benefit obligations are the assumptions used to estimate the subsequent year’s net periodic benefit costs.

Year ended December 31	2016	2015
Pension Benefits:
Weighted average expected rate of return on plan assets	6.50%	6.50%
Weighted average discount rate	4.00%	4.00%
Rate of compensation scale escalation (long-term)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Average remaining service life of employees (years)	15	13

Post-Retirement and Post-Employment Benefits:
Weighted average discount rate	4.10%	4.00%
Rate of compensation scale escalation (long-term)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Average remaining service life of employees (years)	15.3	13.8
Rate of increase in health care cost trends[1]	4.36%	4.36%

[1]	6.38% per annum in 2016, grading down to 4.36% per annum in and after 2031 (2015 – 6.52% in 2015, grading down to 4.36% per annum in and after 2031).

Schedule of Effect of One Percent Change in Health Care Cost Trends on Projected Benefit Obligation

The effect of a 1% change in health care cost trends on the projected benefit obligation for the post-retirement and post-employment benefits at December 31, 2016 and 2015 is as follows:

December 31 (millions of dollars)	2016	2015
Projected benefit obligation:
Effect of a 1% increase in health care cost trends	286	252
Effect of a 1% decrease in health care cost trends	(219)	(196)

Schedule of Effect of One Percent Change in Health Care Cost Trends on Service Cost and Interest Cost

The effect of a 1% change in health care cost trends on the service cost and interest cost for the post-retirement and post-employment benefits for the years ended December 31, 2016 and 2015 is as follows:

Year ended December 31 (millions of dollars)	2016	2015
Service cost and interest cost:
Effect of a 1% increase in health care cost trends	22	22
Effect of a 1% decrease in health care cost trends	(16)	(16)

Approximate Life Expectancies Used to Determine Projected Benefit Obligations for Pension, Post-Retirement and Post-Employment Plans

The following approximate life expectancies were used in the mortality assumptions to determine the projected benefit obligations for the pension and post-retirement and post-employment plans at December 31, 2016 and 2015:

December 31, 2016				December 31, 2015
Life expectancy at 65 for a member currently at				Life expectancy at 65 for a member currently at
Age 65		Age 45		Age 65		Age 45
Male	Female	Male	Female	Male	Female	Male	Female
22	24	23	24	23	25	24	26

Schedule of Estimated Future Benefit Payments

At December 31, 2016, estimated future benefit payments to the participants of the Plans were:

(millions of dollars)	Pension Benefits	Post-Retirement and Post-Employment Benefits
2017	321	55
2018	331	57
2019	340	60
2020	349	61
2021	358	65
2022 through to 2026	1,910	353

Total estimated future benefit payments through to 2026	3,609	651

Schedule of Actuarial Gains and Losses and Prior Service Costs Recorded Within Regulatory Assets

The following table provides the actuarial gains and losses and prior service costs recorded within regulatory assets:

Year ended December 31 (millions of dollars)	2016	2015
Pension Benefits:
Actuarial loss (gain) for the year	35	(181)
Amortization of actuarial losses	(96)	(119)
Prior service cost amortization	—	(2)

	(61)	(302)

Post-Retirement and Post-Employment Benefits:
Actuarial loss (gain) for the year	14	(27)
Amortization of actuarial losses	(15)	(14)
Prior service cost amortization	—	—

	(1)	(41)

Components of Regulatory Assets That Have Not Been Recognized as Components of Net Periodic Benefit Costs

The following table provides the components of regulatory assets that have not been recognized as components of net periodic benefit costs for the years ended December 31, 2016 and 2015:

Year ended December 31 (millions of dollars)	2016	2015
Pension Benefits:
Prior service cost	—	—
Actuarial loss	900	952

	900	952

Post-Retirement and Post-Employment Benefits:
Actuarial loss	243	240

	243	240

Components of Regulatory Assets Expected to be Amortized as Components of Net Periodic Benefit Costs

The following table provides the components of regulatory assets at December 31 that are expected to be amortized as components of net periodic benefit costs in the following year:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
December 31 (millions of dollars)	2016	2015	2016	2015
Prior service cost	—	—	—	—
Actuarial loss	79	96	6	8

	79	96	6	8

Schedule of Pension Plan Target Asset and Weighted Average Asset Allocations

At December 31, 2016, the Pension Plan target asset allocations and weighted average asset allocations were as follows:

	Target Allocation (%)	Pension Plan Assets (%)
Equity securities	55.0	58.7
Debt securities	35.0	33.6
Other[1]	10.0	7.7

	100.0	100.0

[1]	Other investments include real estate and infrastructure investments.

Pension Plan Assets Measured and Recorded at Fair Value on Recurring Basis

The following tables present the Pension Plan assets measured and recorded at fair value on a recurring basis and their level within the fair value hierarchy at December 31, 2016 and 2015:

December 31, 2016 (millions of dollars)	Level 1	Level 2	Level 3	Total
Pooled funds	—	20	425	445
Cash and cash equivalents	146	—	—	146
Short-term securities	—	127	—	127
Corporate shares – Canadian	911	—	—	911
Corporate shares – Foreign	2,985	113	—	3,098
Bonds and debentures – Canadian	—	1,943	—	1,943
Bonds and debentures – Foreign	—	193	—	193

Total fair value of plan assets[1]	4,042	2,396	425	6,863

[1]	At December 31, 2016, the total fair value of Pension Plan assets excludes $27 million of interest and dividends receivable, $15 million of purchased investments payable, $9 million of pension administration expenses payable, and $7 million of sold investments receivable.

December 31, 2015 (millions of dollars)	Level 1	Level 2	Level 3	Total
Pooled funds	—	23	301	324
Cash and cash equivalents	191	—	—	191
Short-term securities	—	80	—	80
Corporate shares – Canadian	807	—	—	807
Corporate shares – Foreign	2,931	116	—	3,047
Bonds and debentures – Canadian	—	2,072	—	2,072
Bonds and debentures – Foreign	—	201	—	201

Total fair value of plan assets[1]	3,929	2,492	301	6,722

[1]	At December 31, 2015, the total fair value of Pension Plan assets excludes $27 million of interest and dividends receivable, and $18 million relating to accruals for pension administration expense and foreign exchange contracts payable.

Changes in Fair Value of Financial Instruments Classified in Level 3

The following table summarizes the changes in fair value of financial instruments classified in Level 3 for the years ended December 31, 2016 and 2015. The Pension Plan classifies financial instruments as Level 3 when the fair value is measured based on at least one significant input that is not observable in the markets or due to lack of liquidity in certain markets. The gains and losses presented in the table below may include changes in fair value based on both observable and unobservable inputs.

Year ended December 31 (millions of dollars)	2016	2015
Fair value, beginning of year	301	144
Realized and unrealized gains	23	51
Purchases	151	106
Sales and disbursements	(50)	—

Fair value, end of year	425	301

Pension Plan [Member]
Components of Net Periodic Benefit Costs

The following table provides the components of the net periodic benefit costs for the years ended December 31, 2016 and 2015 for the Pension Plan:

Year ended December 31 (millions of dollars)	2016	2015
Current service cost, net of employee contributions	144	146
Interest cost	308	302
Expected return on plan assets, net of expenses	(432)	(406)
Amortization of actuarial losses	96	119
Prior service cost amortization	—	2

Net periodic benefit costs	116	163

Charged to results of operations[1]	45	81

[1]	The Company follows the cash basis of accounting consistent with the inclusion of pension costs in OEB-approved rates. During the year ended December 31, 2016, pension costs of $105 million (2015 – $177 million) were attributed to labour, of which $45 million (2015 – $81 million) was charged to operations, and $60 million (2015 – $96 million) was capitalized as part of the cost of property, plant and equipment and intangible assets.

Post-Retirement and Post-Employment Benefits [Member]
Components of Net Periodic Benefit Costs

The following table provides the components of the net periodic benefit costs for the years ended December 31, 2016 and 2015 for the post-retirement and post-employment benefit plans:

Year ended December 31 (millions of dollars)	2016	2015
Current service cost, net of employee contributions	41	43
Interest cost	66	64
Amortization of actuarial losses	15	14
Prior service cost amortization	—	—

Net periodic benefit costs	122	121

Charged to results of operations	53	55